SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
SCHEDULE I
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
AS OF DECEMBER 31, 2022

	Cost (1)	Fair Value	Carrying Value
	(in millions)
Fixed maturities, AFS:
U.S. government, agencies and authorities	$7,054	$5,837	$5,837
State, municipalities and political subdivisions	609	527	527
Foreign governments	985	836	836
Public utilities	6,829	5,778	5,778
All other corporate bonds	43,883	37,793	37,793
Residential mortgage-backed	908	822	822
Asset-backed	8,859	8,490	8,490
Commercial mortgage-backed	3,823	3,235	3,235
Redeemable preferred stocks	41	43	43
Total fixed maturities, AFS	72,991	63,361	63,361
Fixed maturities, at fair value using the fair value option	1,599	1,508	1,508
Mortgage loans on real estate (2)	16,610	14,690	16,481
Policy loans	4,033	4,349	4,033
Other equity investments	2,938	3,152	3,152
Trading securities	639	677	677
Other invested assets	3,885	3,885	3,885
Total Investments	$102,695	$91,622	$93,097
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(1)Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.
(2)Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by credit loss allowance.